SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2017
Restricted Cash and Cash Equivalents Items [Line Items]
Basis of Presentation and Principles of Consolidation
Basis of Presentation and Principles of Consolidation

The accompanying consolidated financial statements are prepared in accordance with U.S. Generally Accepted Accounting Principles (“GAAP’’) with the instructions to Form 10-K and Article 10 of Regulation S-X. The consolidated financial statements include the accounts of New Senior and its consolidated subsidiaries. All significant intercompany transactions and balances have been eliminated. We consolidate those entities in which we have control over significant operating, financial and investing decisions of the entity. In the opinion of management, all adjustments (consisting of normal recurring accruals) considered necessary for a fair presentation have been included.

Certain prior period amounts have been reclassified to conform to the current period’s presentation.

Use of Estimates
Use of Estimates

Management is required to make estimates and assumptions when preparing financial statements in conformity with GAAP. These estimates and assumptions affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the accompanying consolidated financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results may differ from management’s estimates.

Revenue Recognition
Revenue Recognition

Resident Fees and Services - Resident fees and services include monthly rental revenue, care income and ancillary income recognized from the Managed Properties segment. Resident fees and services are recognized monthly as services are provided. Most lease agreements with residents are cancelable by the resident with 30 days’ notice. Ancillary income primarily relates to non-refundable community fees. Non-refundable community fees are recognized on a straight-line basis over the estimated length of stay of residents, which approximates 24 months for AL/MC properties and 33 months for IL properties.

Rental Revenue - Rental revenue from the Triple Net Lease Properties segment is recognized on a straight-line basis over the applicable term of the lease when collectability is reasonably assured. Recognizing rental revenue on a straight-line basis typically results in recognizing revenue in excess of cash amounts contractually due from our tenants during the first half of the lease term, creating a straight-line rent receivable.

Acquisition Accounting
Acquisition Accounting

We have determined that all of our acquisitions should be accounted for under the acquisition method. The accounting for acquisitions requires the identification and measurement of all acquired tangible and intangible assets and assumed liabilities at their respective fair values, as of the respective transaction dates. The determination of the fair value of net assets acquired involves significant judgment and estimates, such as estimated future cash flow projections, appropriate discount and capitalization rates and other estimates based on available market information. Estimates of future cash flows are based on a number of factors including property operating results, known and anticipated trends, as well as market and economic conditions.

In measuring the fair value of tangible and identified intangible assets acquired and liabilities assumed, management uses information obtained as a result of pre-acquisition due diligence, marketing, leasing activities and independent appraisals. In the case of buildings, the fair value of the tangible assets acquired is determined by valuing the property as if it were vacant. Significant estimates impacting the measurement at fair value of our real property include construction cost data and qualitative selection of comparable market transactions as well as the assessment of the relative quality and condition of the acquired properties.

Recognized intangible assets primarily include the fair value of in-place resident leases. We estimate the fair value of in-place leases as (i) the present value of the estimated rental revenue that would have been forgone, offset by variable costs that would have otherwise been incurred during a reasonable lease-up period, as if the acquired units were vacant and (ii) the estimated absorption costs, such as additional marketing costs that would have been incurred during the lease-up period. The acquisition fair value of the in-place lease intangibles is amortized over the estimated length of stay of the residents on a straight-line basis.

Contingent consideration, if any, is measured at fair value on the date of acquisition. The fair value of the contingent consideration is remeasured at each reporting date with any change recorded in “Other expense” in the Consolidated Statements of Operations.

Acquisition and transaction expense includes costs related to completed and potential acquisitions, dispositions and other transactions. Such costs include advisory, legal, accounting, valuation and other professional or consulting fees. Integration expense includes costs directly related to the integration of acquired businesses such as lender mandated repairs, licensing, rebranding and training incurred in connection with an acquisition. Acquisition, transaction and integration costs are expensed as incurred.

Real Estate Investments
Real Estate Investments

Real estate investments are recorded at cost less accumulated depreciation or accumulated amortization.

Depreciation is calculated on a straight-line basis using estimated remaining useful lives not to exceed 40 years for buildings, 3 to 10 years for building improvements and 3 to 5 years for other fixed assets.

Amortization for in-place lease intangibles, ground lease intangibles and other intangibles is calculated on a straight-line basis using estimated useful lives of 24 to 33 months, 74 to 82 years and 5 to 13 years, respectively. Amortization for above/below market lease intangibles is calculated on a straight line basis using estimated useful lives of 15 to 17 years.

Impairment of Long Lived Assets
Impairment of Long Lived Assets

We periodically evaluate long-lived assets, including definite lived intangible assets, primarily consisting of our real estate investments, for impairment indicators. If indicators of impairment are present, we evaluate the carrying value of the related real estate investments in relation to the future undiscounted cash flows of the underlying operations. In performing this evaluation, market conditions and our current intentions with respect to holding or disposing of the asset are considered. If the sum of the expected future undiscounted cash flows is less than book value, we recognize an impairment loss equal to the amount by which the asset’s carrying value exceeds its fair value. An impairment loss is recognized at the time any such determination is made. We have not recorded an impairment loss since inception.

Cash and Cash Equivalents	Cash and Cash Equivalents Cash and cash equivalents consists of cash on hand and all highly liquid short term investments with maturities of 90 days or less, when purchased.
Restricted Cash
Restricted Cash

Restricted cash primarily consists of (i) amounts held by lenders in tax, insurance, replacement reserve and other escrow accounts and (ii) security deposits and is included in “Receivables and other assets, net” in the Consolidated Balance Sheets.

Deferred Financing Costs
Deferred Financing Costs

Deferred financing costs consist of fees and direct costs incurred in obtaining financing. Deferred financing costs are presented as a direct deduction from the carrying amount of the related debt liability and are amortized over the terms of the related borrowings using the effective interest rate method as a component of interest expense. Amortized costs of $9.1 million, $9.6 million and $9.3 million are included in “Interest expense” in the Consolidated Statements of Operations for the years ended December 31, 2017, 2016 and 2015, respectively.

Straight-line Rent Receivables and Receivables and Other Assets, Net
Straight-line Rent Receivables and Receivables and Other Assets, Net

Receivables and other assets, net consists primarily of escrows held by lenders and resident receivables, net of allowance and prepaid expenses. We assess the collectability of rent receivables, including straight-line rent receivables, on an ongoing basis. This assessment is based on several qualitative and quantitative factors, including and as appropriate, the payment history of the resident and triple net lease tenant, the financial strength of the resident or tenant and of guarantors, the value of the underlying collateral or deposit, if any, and current economic conditions. If the evaluation of these factors indicates it is probable that we will not be able to recover the full value of the receivable, we provide a specific reserve against the portion of the receivable that we estimate may not be recovered. We have not recorded a reserve against our straight-line rent receivable since inception.

Deferred Revenue
Deferred Revenue

Deferred revenue primarily includes non-refundable community fees received when residents move in, and are included within “Accrued expenses and other liabilities” in the Consolidated Balance Sheets. Deferred revenue amounts are amortized into income on a straight-line basis over the estimated length of stay of the resident, and are included within “Resident fees and services” in the Consolidated Statements of Operations.

Income Taxes
Income Taxes

New Senior is organized and conducts its operations to qualify as a REIT under the requirements of the Internal Revenue Code of 1986, as amended (“Code”). Requirements for qualification as a REIT include various restrictions on ownership of stock, requirements concerning distribution of taxable income and certain restrictions on the nature of assets and sources of income. A REIT must distribute at least 90% of its taxable income to its stockholders of which 85% plus any undistributed amounts from the prior year must be distributed within the taxable year in order to avoid the imposition of an excise tax. Distribution of the remaining balance may extend until timely filing of our tax return in the subsequent taxable year. Qualifying distributions of taxable income are deductible by a REIT in computing taxable income.

Certain activities are conducted through a taxable REIT subsidiary (“TRS”) and therefore are subject to federal and state income taxes. Accordingly, deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases upon the change in tax status. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period of the enactment date.

We recognize tax benefits for uncertain tax positions only if it is more likely than not that the position is sustainable based on its technical merits. Interest and penalties on uncertain tax positions are included as a component of the provision for income taxes in the Consolidated Statements of Operations. As of December 31, 2017 and 2016, we had no uncertain tax positions.

Fair Value Measurement
Fair Value Measurement

Fair value is an exit price, representing the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants. As such, fair value is a market-based measurement that should be determined based on assumptions that market participants would use in pricing an asset or liability. A three-tier fair value hierarchy, which is described below, prioritizes the inputs we use in measuring fair value:

•	Level 1 - Quoted prices for identical instruments in active markets.

•
Level 2 - Quoted prices for similar instruments in active markets, quoted prices for identical or similar instruments in markets that are not active and model-derived valuations, in which all significant inputs are observable in active markets.

•	Level 3 - Unobservable inputs in which there is little or no market data, which require the reporting entity to develop its own assumptions.

Derivative Instruments
Derivative Instruments

In the normal course of business, we may use derivative instruments to manage, or hedge, interest rate risk. We do not use derivative instruments for trading or speculative purposes and do not apply hedge accounting. We recognize all derivatives as either assets or liabilities at fair value. Derivative valuation requires us to make estimates and judgments that affect the fair value of the instruments. We estimate the fair value of derivatives based on pricing models that consider level 2 inputs including forward yield curves, cap strike rates, cap volatility and discount rates. The fair value adjustments on our interest rate caps were losses of $0.1 million, $0.2 million and $1.0 million for the years ended December 31, 2017, 2016 and 2015, respectively, and are included in “Other expense” in the Consolidated Statements of Operations and “Other non-cash expense” in the Consolidated Statements of Cash Flows. The fair value of the interest rate caps was immaterial as of December 31, 2017 and was $0.1 million as of December 31, 2016, and is included in “Receivables and other assets, net” in the Consolidated Balance Sheets. Our interest rate caps were executed with investment grade counterparties.

Assets Held for Sale
Assets Held for Sale

We classify certain long-lived assets as held for sale once the criteria, as defined by GAAP, has been met. Assets held for sale are included in “Receivables and other assets, net” in the Consolidated Balance Sheets. Long-lived assets to be disposed of are reported at the lower of their carrying amount or fair value less cost to sell and are no longer depreciated.

Sale of Assets
Sale of Assets

We recognize sales of assets only upon the closing of the transactions with the purchaser. We recognize gains on assets sold using the full accrual method upon closing if the collectability of the sales price is reasonably assured, we are not obligated to perform any significant activities after the sale to earn the profit, we have received adequate initial investment from the purchaser, and other profit recognition criteria has been satisfied.

Stock Options	Stock Options Options granted to our directors are measured at fair value at the grant date with the related expense recognized over the service term, if any.
Management Fees and Incentive Compensation to Affiliate	.
Recent Accounting Pronouncements
Recent Accounting Pronouncements

In May 2014, the FASB issued Accounting Standards Update (“ASU”) 2014-09 Revenues from Contracts with Customers (Topic 606). The standard’s core principle is that a company will recognize revenue when it transfers promised goods or services to customers in an amount that reflects the consideration to which the company expects to be entitled in exchange for those goods or services. In doing so, companies will need to use more judgment and make more estimates than under today’s guidance. These included identifying performance obligations in the contract, estimating the amount of variable consideration to include in the transaction price and allocating the transaction price to each separate performance obligation. While this ASU specifically references contracts with customers, it may apply to certain other transactions such as the sale of real estate. In August 2015, the FASB deferred the effective date of this standard by one year, which will be for fiscal years, and interim periods within those years, beginning after December 15, 2017. We will adopt this standard under the modified retrospective approach effective on January 1, 2018. Under the modified retrospective approach, the standard is applied to the most current period presented, and the cumulative effect of the adoption change is recognized as an adjustment to beginning retained earnings. We have determined that the adoption of this standard will not result in an adjustment to beginning retained earnings and will not result in a change in the amount, timing and pattern of recognition of our revenue as a substantial portion of our revenue is generated through our triple net lease and managed property leasing arrangements, which are excluded from ASU 2014-09.

Additionally, real estate sales are within the scope of ASU 2014-09, as amended by ASU 2017-05, Other Income - Gains and Losses from the Derecognition of Nonfinancial Assets (“ASU 2017-05”). ASU 2017-05 clarifies the scope of subtopic 610-20, Other Income - Gains and Losses from Derecognition of Nonfinancial Assets, and adds guidance for partial sales of nonfinancial assets. Under ASU 2014-09 and ASU 2017-05, the income recognition for real estate sales is largely based on the transfer of control versus continuing involvement under the current guidance. Sales of our real estate are generally not executory across points in time and our performance obligations from these contracts are expected to fall within a single period. As a result, the adoption of this standard is not expected to impact the timing of our income recognition from sales of real estate.

In February 2016, the FASB issued ASU 2016-02 Leases. This standard amends the existing accounting standards for lease accounting, including requiring lessees to recognize most leases on their balance sheets and making targeted changes to lessor accounting. The effective date of the standard will be for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018, and early adoption is permitted. The new leases standard requires a modified retrospective transition approach for all leases existing at, or entered into after, the date of initial application, with an option to use certain transition relief. We continue to assess the guidance and the impact it may have on our consolidated financial statements and have initiated a review to identify non-lease components, if any, in our lease agreements.

In June 2016, the FASB issued ASU 2016-13 Financial Instruments - Credit Losses, Measurement of Credit Losses on Financial Instruments. This standard replaces the current incurred loss methodology with a methodology that reflects expected credit losses. Under this methodology, a company would recognize an impairment allowance equal to its current estimate of all contractual cash flows that it does not expect to collect from financial assets measured at amortized cost. The effective date of the standard will be for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019, and early adoption is permitted beginning after December 15, 2018. We are assessing the impact this guidance may have on our consolidated financial statements.

In November 2016, the FASB issued ASU 2016-18 Statement of Cash Flows (Topic 230) - Restricted Cash, related to the classification of restricted cash on the statement of cash flows. This ASU requires that the statement of cash flows include a reconciliation and explain the change during the period in the total of cash, cash equivalents, and amounts generally described as restricted cash or restricted cash equivalents. The effective date of the standard will be for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2017, and early adoption is permitted. Adoption of this ASU will impact the presentation of our Consolidated Statements of Cash Flows as activity between cash and cash equivalents and restricted cash will no longer be presented in our operating, financing or investing activities. These financial statements reflect the adoption of ASU 2016-18 as if it was adopted as of December 31, 2017.

In January 2017, the FASB issued ASU 2017-01 Business Combinations (Topic 805) - Clarifying the Definition of a Business.  This standard narrows the FASB’s definition of a business and provides a framework that assists entities with making reasonable judgments about whether a transaction involves an asset or business. ASU 2017-01 states that when substantially all of the fair value of the gross assets acquired (or disposed of) is concentrated in a single identifiable asset or a group of similar identifiable assets, the set is not a business. The effective date of the standard will be for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2017, and early adoption is permitted. The ASU is to be applied prospectively and upon adoption we expect that the majority of our acquisitions will be deemed asset acquisitions which will result in the elimination of a measurement period, the capitalization of related third party transaction costs and any associated contingent consideration being recognized when the contingency is resolved.